EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Equity [abstract]
Disclosure of classes of share capital

	Preferred Shares held by Brookfield
UNITS	2018	2017
Authorized and issued
Opening balance	200,002	200,002
On issue at December 31	200,002	200,002

	Special Limited Partner Units held by Brookfield
UNITS	2018	2017
Authorized and issued
Opening balance	4	4
On issue at December 31	4	4
General and limited partnership units outstanding are as follows:

	General Partner Units		Limited Partnership Units		Total
UNITS	2018	2017	2018	2017	2018	2017
Authorized and issued
Opening balance	4	4	66,185,798	51,845,298	66,185,802	51,845,302
Issued for cash	—	—	—	14,340,500	—	14,340,500
On issue at December 31	4	4	66,185,798	66,185,798	66,185,802	66,185,802

	Redemption-Exchange Units held by Brookfield
UNITS	2018	2017
Authorized and issued
Opening balance	63,095,497	56,150,497
Issued for cash	—	6,945,000
On issue at December 31	63,095,497	63,095,497